INVESTMENTS - Valued using Equity method and provision for losses (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments
Provision for losses on investments	R$ 1,366,664	R$ 1,611,875
Investments accounted for using equity method	25,769,172	26,996,243
Jointly controlled
Investments
Investments accounted for using equity method - gross	18,457,009	20,177,073
Norte Energia S.A. - NESA
Investments
Investments accounted for using equity method - gross	6,384,303	6,600,626
Energia Sustentavel do Brasil S.A. - ESBR
Investments
Investments accounted for using equity method - gross	3,295,627	3,250,575
Provision for losses on investments	309,617	432,250
Belo Monte Transmissora de Energia SPE S.A. - BMTE
Investments
Investments accounted for using equity method - gross	1,895,036	1,702,719
Interligacao Eletrica do Madeira S.A. - IE Madeira
Investments
Investments accounted for using equity method - gross	1,409,983	1,375,039
Teles Pires Participaes S.A.
Investments
Investments accounted for using equity method - gross	789,994	746,820
Mata de Santa Genebra Transmissora S.A.
Investments
Investments accounted for using equity method - gross	634,284	534,167
Provision for losses on investments	73,868	124,623
Chapecoense Geracao S.A.
Investments
Investments accounted for using equity method - gross	454,259	373,740
Empresa de Energia Sao Manoel S.A.
Investments
Investments accounted for using equity method - gross	428,168	434,379
Provision for losses on investments	177,516	197,467
Interligao Eltrica Garanhuns S.A. - IE Garanhuns
Investments
Investments accounted for using equity method - gross	413,106	324,874
Provision for losses on investments		38,069
Companhia Energetica Sinop S.A. - SINOP
Investments
Investments accounted for using equity method - gross	349,256	555,783
Provision for losses on investments	354,900	218,280
Sistema de Transmissao Nordeste S.A.- STN
Investments
Investments accounted for using equity method - gross	258,272	217,861
Paranaiba Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	188,675	173,434
Triangulo Mineiro Transmissora S.A.
Investments
Investments accounted for using equity method - gross	182,828	126,654
Goias Transmissao S.A.
Investments
Investments accounted for using equity method - gross	177,274	212,431
Retiro Baixo Energetica S.A.
Investments
Investments accounted for using equity method - gross	168,726	157,183
MGE Transmissao S.A.
Investments
Investments accounted for using equity method - gross	168,273	137,148
Madeira Energia S.A.
Investments
Investments accounted for using equity method - gross		906,289
Provision for losses on investments		66,372
Transenergia Renovavle S.A.
Investments
Investments accounted for using equity method - gross	97,461	116,395
Vale do Sao Bartolomeu Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	79,406	64,019
Luziana-Niquealandia Transmissora de Energia S.A.
Investments
Investments accounted for using equity method - gross	38,320	31,179
Norte Brasil Transmissora de Energia S.A. - NBTE (a)
Investments
Investments accounted for using equity method - gross		795,287
Provision for losses on investments		78,000
Transmissora Sul Litoranea de Energia S.A. - TSLE
Investments
Investments accounted for using equity method - gross		171,632
Others.
Investments
Investments accounted for using equity method - gross	777,449	877,630
Provision for losses on investments	7,294	2,531
Fronteira Oeste Transmissora de Energia S.A. - FOTE (b)
Investments
Provision for losses on investments		23,881
Belo Monte Transmissora de Energia SPE S.A
Investments
Provision for losses on investments		111,374
Interligao Eltrica do Madeira S.A. - IE Madeira
Investments
Provision for losses on investments	310,411	210,091
Enerpeixe S.A.
Investments
Investments accounted for using equity method - gross	266,309	265,711
Associated companies
Investments
Investments accounted for using equity method - gross	7,312,163	6,819,170
Companhia de Transmisso de Energia Eltrica Paulista - CTEEP.
Investments
Investments accounted for using equity method - gross	4,451,016	4,314,282
Energetics Aguas da Pedra S.A. - EAPSA
Investments
Investments accounted for using equity method - gross	291,327	244,444
Lajeado Energia S.A.
Investments
Investments accounted for using equity method - gross	99,516	90,340
CEB Lajeado
Investments
Investments accounted for using equity method - gross	74,160	67,956
Paulista Lajeado Energia s.a
Investments
Investments accounted for using equity method - gross	37,925	38,056
Others.
Investments
Investments accounted for using equity method - gross	R$ 2,358,219	R$ 2,064,092